Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
ASSETS
Cash and due from financial institutions	₩ 31,009,374		$ 26,157,211	₩ 25,608,842
Financial assets at fair value through profit or loss	66,005,815		55,677,617	61,035,455
Derivative financial assets	3,721,370		3,139,072	5,545,385
Loans measured at amortized cost	417,900,273		352,509,720	377,166,984
Financial investments	104,847,871		88,441,899	98,695,426
Investments in associates and joint ventures	448,718	[1]	378,505	771,435	[1]
Property and equipment	5,239,898		4,419,990	5,433,554
Investment property	2,514,944		2,121,420	2,533,539
Intangible assets	3,266,357		2,755,257	3,351,133
Net defined benefit assets	100,083		84,423	50,597
Current income tax assets	98,798		83,339	109,772
Deferred income tax assets	159,093		134,199	65,058
Assets held for sale	237,318		200,184	197,727
Assets of a disposal group held for sale	171,749		144,875	0
Other assets	28,174,173		23,765,646	30,155,037
Total assets	663,895,834	[2]	560,013,357	610,719,944	[2]
LIABILITIES
Financial liabilities at fair value through profit or loss	12,088,980		10,197,368	11,810,058
Derivative financial liabilities	3,682,258		3,106,080	5,222,897
Deposits	372,023,918		313,811,825	338,580,220
Borrowings	56,912,374		48,007,064	49,827,156
Debentures	67,430,188		56,879,113	62,760,687
Provisions	808,604		682,078	714,903
Net defined benefit liabilities	225,521		190,233	239,567
Current income tax liabilities	662,672		558,981	764,981
Deferred income tax liabilities	1,470,981		1,240,811	1,177,799
Insurance liabilities	57,165,936		48,220,950	54,415,296
Other liabilities	43,130,482		36,381,680	41,804,023
Total liabilities	615,601,914	[2]	519,276,183	567,317,587	[2]
TOTAL EQUITY
Share capital	2,090,558		1,763,440	2,090,558
Hybrid securities	2,838,221		2,394,113	1,695,988
Capital surplus	16,940,231		14,289,524	16,723,589
Accumulated other comprehensive income	1,047,274		883,403	630,011
Accumulated other comprehensive income relating to assets of a disposal group held for sale	7,671		6,471	0
Retained earnings	25,672,815		21,655,685	22,540,616
Treasury shares	(1,136,188)		(958,404)	(1,136,188)
Equity attributable to shareholders of the Parent Company	47,460,582		40,034,232	42,544,574
Non-controlling interests	833,338		702,942	857,783
Total equity	48,293,920		40,737,174	43,402,357
Total liabilities and equity	₩ 663,895,834		$ 560,013,357	₩ 610,719,944

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 24,768 million ￦ 62,048 million for the years ended December 31, 2020 and 2021, respectively.
[2]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.